Receivables - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest expenses	$ 136	$ 4	$ 77	$ 40	$ 66
Working Capital Solutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts, receivable sale			0	5,442
Interest expenses			$ 46	$ 21